ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT'S PLANS (Narrative) (Details) - 12 months ended Dec. 31, 2017 ¥ in Millions	USD ($) d yr	CNY (¥) d yr
Organization, Principal Activities And Management's Plans 1	54.89%	54.89%
Organization, Principal Activities And Management's Plans 2 | ¥		¥ 91.3
Organization, Principal Activities And Management's Plans 3	$ 14,700,000
Organization, Principal Activities And Management's Plans 4	100.00%	100.00%
Organization, Principal Activities And Management's Plans 5 | ¥		¥ 30.0
Organization, Principal Activities And Management's Plans 6	$ 4,800,000
Organization, Principal Activities And Management's Plans 7	4.43
Organization, Principal Activities And Management's Plans 8	$ 1,800,000
Organization, Principal Activities And Management's Plans 9 | d	30	30
Organization, Principal Activities And Management's Plans 10	95.00%	95.00%
Organization, Principal Activities And Management's Plans 11 | yr	30	30
Organization, Principal Activities And Management's Plans 12 | d	30	30
Organization, Principal Activities And Management's Plans 13 | d	90	90
Organization, Principal Activities And Management's Plans 14	$ 1,800,000
Organization, Principal Activities And Management's Plans 15	900,000
Organization, Principal Activities And Management's Plans 16	18,500,000
Organization, Principal Activities And Management's Plans 17	4,500,000
Organization, Principal Activities And Management's Plans 18	2,800,000
Organization, Principal Activities And Management's Plans 19	1,500,000
Organization, Principal Activities And Management's Plans 20	5,700,000
Organization, Principal Activities And Management's Plans 21	4,200,000
Organization, Principal Activities And Management's Plans 22	172,400,000
Organization, Principal Activities And Management's Plans 23	173,100,000
Organization, Principal Activities And Management's Plans 24	8,000,000
Organization, Principal Activities And Management's Plans 25	15,300,000
Organization, Principal Activities And Management's Plans 26	$ 380,000